Annual Total Returns - Fidelity Freedom® Income Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® Income Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(1.71%)
Annual Return 2019	10.71%
Annual Return 2020	9.07%
Annual Return 2021	3.24%